Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net income	[1]	$ 175.1	$ 121.4	$ 89.1
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	[1]	25.5	16.2	14.3
Deferred rentals—related parties	[1]	0.4	0.4	(0.3)
Accrued environmental costs	[1]	0.8		(1.1)
Undistributed equity earnings	[1]	(0.1)
Deferred taxes	[1]		0.3	0.1
Increase (Decrease) In Deferred Revenue, Noncurrent		10.9	0.5
Other	[1]	1.8	0.3	0.2
Working capital adjustments
Decrease (increase) in accounts receivable	[1]	(1.7)	(11.3)	(11.0)
Decrease (increase) in materials and supplies	[1]	(2.2)	(0.2)	(0.3)
Decrease (increase) in other current assets	[1]	(1.6)	(0.3)	(2.2)
Increase (decrease) in accounts payable	[1]	(3.2)	9.6	6.3
Increase (decrease) in accrued interest	[1]	13.2	1.9
Increase (decrease) in deferred revenues	[1]	4.0	0.5
Increase (decrease) in environmental accruals	[1]	0.8		(6.0)
Increase (decrease) in other accruals	[1]	4.9	0.8	0.7
Net Cash Provided by Operating Activities	[1]	228.6	140.1	89.8
Cash Flows From Investing Activities
Cash capital expenditures and investments	[1],[2]	(872.5)	(545.7)	(102.6)
Return of investment from equity affiliates	[1]	12.1
Net Cash Used in Investing Activities	[1]	(1,594.7)	(711.7)	(102.6)
Cash Flows From Financing Activities
Net contributions from Phillips 66 to Predecessors	[1]	502.6	399.8	41.7
Project prefunding from Phillips 66	[1]		2.2	3.0
Issuance of debt	[1]	1,321.7	116.0
Repayment of debt	[1]	(498.6)	(10.0)
Issuance of common units	[1]	396.4		434.4
Offering costs	[1]	(12.5)		(30.0)
Debt issuance costs	[1]	(9.9)	(0.7)	(0.1)
Other cash contributions from Phillips 66	[1]		3.6
Net Cash Provided by Financing Activities	[1]	1,400.5	162.4	437.9
Net Change in Cash and Cash Equivalents	[1]	34.4	(409.2)	425.1
Cash and cash equivalents at beginning of period	[1]	15.9	425.1
Cash and Cash Equivalents at End of Period	[1]	50.3	15.9	425.1
General Partner [Member]
Cash Flows From Financing Activities
Distributions to General Partner associated with acquisitions	[1],[2]	(145.7)	(262.0)
Quarterly distributions to common unitholders/General Partner	[1]	(29.9)	(4.6)	(0.2)
Public [Member] | Common Units [Member]
Cash Flows From Financing Activities
Quarterly distributions to common unitholders/General Partner	[1]	(35.3)	(21.2)	(2.9)
Phillips 66 [Member] | Non-public [Member] | Common Units [Member]
Cash Flows From Financing Activities
Quarterly distributions to common unitholders/General Partner	[1]	(63.3)	(21.4)	(2.5)
Phillips 66 [Member] | Non-public [Member] | Subordinated Units [Member]
Cash Flows From Financing Activities
Quarterly distributions to common unitholders/General Partner	[1]	(25.0)	(39.3)	$ (5.5)
Gold Line/Medford Acquisition [Member]
Cash Flows From Investing Activities
Acquisition	[1],[2]		(138.0)
Bayway Ferndale Cross-Channel Acquisition [Member]
Cash Flows From Investing Activities
Acquisition	[1],[2]		$ (28.0)
Sand Hills/Southern Hills/ Explorer [Member]
Cash Flows From Investing Activities
Acquisition	[1],[2]	$ (734.3)

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.
[2]	See Note 19—Cash Flow Information for additional information.